Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (106.53%)
Communication Services (4.83%)
	Alternative Carriers (2.87%)
4,000,000	Iridium Communications, Inc. [1]	$130,869,959	$177,480,000

	Movies & Entertainment (1.96%)
1,400,000	Spotify Technology SA [1,2]	292,806,279	120,820,000

Total Communication Services		423,676,238	298,300,000

Consumer Discretionary (62.65%)
	Automobile Manufacturers (52.22%)
12,150,000	Tesla, Inc. [1,5]	183,531,738	3,222,787,500

	Casinos & Gaming (0.67%)
1,200,000	Red Rock Resorts, Inc., Cl A	37,336,710	41,112,000

	Hotels, Resorts & Cruise Lines (5.85%)
65,000	Airbnb, Inc., Cl A [1]	6,307,417	6,827,600
3,325,000	Hyatt Hotels Corp., Cl A [1]	115,871,182	269,192,000
700,000	Marriott Vacations Worldwide Corp.	81,762,309	85,302,000

		203,940,908	361,321,600

	Leisure Facilities (3.67%)
1,050,000	Vail Resorts, Inc.	64,124,520	226,422,000

	Restaurants (0.24%)
1,300,000	Krispy Kreme, Inc.	20,866,982	14,989,000

Total Consumer Discretionary		509,800,858	3,866,632,100

Financials (16.84%)
	Asset Management & Custody Banks (1.23%)
1,000,000	Brookfield Asset Management, Inc., Cl A [2]	35,923,845	40,890,000
560,000	Cohen & Steers, Inc.	43,971,399	35,072,800

		79,895,244	75,962,800

	Financial Exchanges & Data (6.00%)
720,000	FactSet Research Systems, Inc.	55,503,768	288,079,200
195,000	MSCI, Inc.	60,910,512	82,249,050

		116,414,280	370,328,250
	Investment Banking & Brokerage (4.78%)
4,100,000	The Charles Schwab Corp.	100,494,277	294,667,000

	Property & Casualty Insurance (4.83%)
6,550,000	Arch Capital Group Ltd. [1,2]	30,153,582	298,287,000

Total Financials		326,957,383	1,039,245,050

Health Care (5.35%)
	Health Care Equipment (4.22%)
800,000	IDEXX Laboratories, Inc. [1]	35,048,047	260,640,000

	Health Care Supplies (0.94%)
7,000,000	Figs, Inc., Cl A [1]	80,455,037	57,750,000

	Life Sciences Tools & Services (0.19%)
60,000	Illumina, Inc. [1]	14,318,646	11,447,400

Total Health Care		129,821,730	329,837,400

Shares		Cost	Value
Common Stocks (continued)
Industrials (9.20%)
	Aerospace & Defense (0.51%)
125,625	HEICO Corp.	$9,632,520	$18,087,487
116,875	HEICO Corp., Cl A	7,586,429	13,396,212

		17,218,949	31,483,699

	Industrial Machinery (0.40%)
6,250,000	Velo3D, Inc. [1]	18,875,443	24,625,000

	Research & Consulting Services (8.29%)
7,350,000	CoStar Group, Inc. [1]	98,974,400	511,927,500

Total Industrials		135,068,792	568,036,199

Information Technology (5.98%)
	Application Software (0.90%)
900,000	Guidewire Software, Inc. [1]	73,150,321	55,422,000

	Data Processing & Outsourced Services (1.20%)
59,246	Adyen N.V., 144A (Netherlands) [1,2,7]	53,544,383	73,889,321

	Internet Services & Infrastructure (0.74%)
1,700,000	Shopify, Inc., Cl A [1,2]	157,629,428	45,798,000
	IT Consulting & Other Services (3.14%)
700,000	Gartner, Inc. [1]	83,980,674	193,683,000

Total Information Technology		368,304,806	368,792,321

Real Estate (1.68%)
	Office REITs (0.38%)
1,300,000	Douglas Emmett, Inc.	34,678,891	23,309,000

	Specialized REITs (1.30%)
1,819,296	Gaming and Leisure Properties, Inc.	57,529,250	80,485,655

Total Real Estate		92,208,141	103,794,655

Total Common Stocks		1,985,837,948	6,574,637,725

Private Common Stocks (2.85%)
Consumer Discretionary (0.40%)
	Internet & Direct Marketing Retail (0.40%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,8]	50,000,041	24,543,535

Industrials (2.45%)
	Aerospace & Defense (2.45%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,8]	29,920,185	133,005,994
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,8]	4,079,835	18,136,335

Total Industrials		34,000,020	151,142,329

Total Private Common Stocks		84,000,061	175,685,864

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (0.13%)
Industrials (0.13%)
	Electrical Components & Equipment (0.13%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,2,3,4,8]	$7,843,621	$8,081,894

Private Preferred Stocks (5.38%)
Industrials (5.38%)
	Aerospace & Defense (5.38%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,8]	41,999,985	186,705,053
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,8]	22,250,032	79,010,473
111,111	Space Exploration Technologies Corp., Cl N [1,3,4,8]	29,999,970	66,680,333

Total Private Preferred Stocks		94,249,987	332,395,859

Total Investments (114.89%)		$2,171,931,617	7,090,801,342

Liabilities Less Cash and Other Assets (-14.89%) [6]			(919,148,463)

Net Assets			$6,171,652,879

Retail Shares (Equivalent to $139.43 per share based on 19,553,771 shares outstanding)			$2,726,375,971

Institutional Shares (Equivalent to $144.71 per share based on 20,706,167 shares outstanding)			$2,996,296,880

R6 Shares (Equivalent to $144.70 per share based on 3,102,905 shares outstanding)			$448,980,028

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $516,163,617 or 8.36% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Includes net unrealized depreciation of $157,520 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $73,889,321 or 1.20% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (81.36%)
Communication Services (7.12%)
	Alternative Carriers (3.87%)
637,064	Iridium Communications, Inc. [1]	$12,123,685	$28,266,529

	Movies & Entertainment (3.25%)
275,000	Spotify Technology SA 1,2	50,894,626	23,732,500

Total Communication Services		63,018,311	51,999,029

Consumer Discretionary (42.91%)
	Automobile Manufacturers (22.33%)
615,000	Tesla, Inc. [1,5]	8,168,271	163,128,750

	Casinos & Gaming (4.58%)
470,000	Penn Entertainment, Inc. [1]	8,830,397	12,929,700
600,000	Red Rock Resorts, Inc., Cl A	16,360,388	20,556,000

		25,190,785	33,485,700

	Hotels, Resorts & Cruise Lines (9.92%)
155,000	Choice Hotels International, Inc.	5,375,922	16,975,600
500,000	Hyatt Hotels Corp., Cl A 1	24,424,809	40,480,000
123,200	Marriott Vacations Worldwide Corp.	16,153,143	15,013,152

		45,953,874	72,468,752

	Leisure Facilities (4.43%)
150,000	Vail Resorts, Inc.	18,327,855	32,346,000

	Restaurants (1.65%)
1,050,000	Krispy Kreme, Inc.	14,637,237	12,106,500

Total Consumer Discretionary		112,278,022	313,535,702

Financials (14.87%)
	Financial Exchanges & Data (9.26%)
90,000	FactSet Research Systems, Inc.	12,084,401	36,009,900
75,000	MSCI, Inc.	36,079,367	31,634,250

		48,163,768	67,644,150

	Property & Casualty Insurance (5.61%)
900,000	Arch Capital Group Ltd. [1,2]	25,104,585	40,986,000

Total Financials		73,268,353	108,630,150

Health Care (4.32%)
	Biotechnology (0.37%)
20,000	BioNTech SE, ADR [1,2]	3,212,585	2,697,600

	Health Care Supplies (3.95%)
3,500,000	Figs, Inc., Cl A 1	35,212,376	28,875,000

Total Health Care		38,424,961	31,572,600

Industrials (7.40%)
	Research & Consulting Services (7.40%)
580,000	CoStar Group, Inc. [1]	10,184,660	40,397,000
80,000	Verisk Analytics, Inc.	14,016,817	13,642,400

Total Industrials		24,201,477	54,039,400

Information Technology (3.69%)
	Application Software (2.95%)
350,000	Guidewire Software, Inc. [1]	34,820,618	21,553,000

	Internet Services & Infrastructure (0.74%)
200,000	Shopify, Inc., Cl A 1,2	6,746,955	5,388,000

Total Information Technology		41,567,573	26,941,000

Real Estate (1.05%)
	Residential REITs (1.05%)
235,000	American Homes 4 Rent, Cl A	5,062,679	7,710,350

Total Common Stocks		357,821,376	594,428,231

Shares		Cost	Value
Private Common Stocks (6.35%)
Industrials (6.35%)
	Aerospace & Defense (6.35%)
629,570	Space Exploration Technologies Corp., Cl A 1,3,4,7	$26,390,845	$37,781,982
143,170	Space Exploration Technologies Corp., Cl C 1,3,4,7	6,808,820	8,591,970

Total Private Common Stocks		33,199,665	46,373,952

Private Preferred Stocks (3.32%)
Industrials (3.32%)
	Aerospace & Defense (3.32%)
29,630	Space Exploration Technologies Corp., Cl H 1,3,4,7	4,000,050	17,781,662
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,7	249,951	887,583
9,259	Space Exploration Technologies Corp., Cl N 1,3,4,7	2,499,930	5,556,544

Total Private Preferred Stocks		6,749,931	24,225,789

Principal Amount
Short Term Investments (8.35%)
$61,037,835	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $61,042,057; (Fully Collateralized by $70,252,600 U.S. Treasury Note, 0.375% due 12/31/2025 Market value – $62,258,592) [6]	61,037,835	61,037,835

Total Investments (99.38%)		$458,808,807	726,065,807

Cash and Other Assets Less Liabilities (0.62%)			4,513,515

Net Assets			$730,579,322

Retail Shares (Equivalent to $29.98 per share based on 5,952,370 shares outstanding)			$178,427,498

Institutional Shares (Equivalent to $31.22 per share based on 9,294,031 shares outstanding)			$290,176,322

R6 Shares (Equivalent to $31.25 per share based on 8,383,868 shares outstanding)			$261,975,502

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $70,599,741 or 9.66% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.15%)
Australia (0.47%)
191,475	Newcrest Mining Limited [3]	$3,876,693	$2,102,239

Brazil (3.70%)
267,840	Afya Ltd., Cl A 1	4,407,371	3,631,910
679,736	B3 S.A. - Brasil, Bolsa, Balcao	1,636,121	1,644,416
1,205,978	Hapvida Participacoes e Investimentos SA, 144A	1,806,233	1,692,373
222,496	StoneCo Ltd., Cl A 1	2,207,645	2,120,387
737,768	Suzano SA	7,221,286	6,086,123
72,818	XP, Inc., Cl A 1	2,083,822	1,384,270

Total Brazil		19,362,478	16,559,479

Canada (2.60%)
98,668	Agnico Eagle Mines Ltd.	4,813,753	4,166,749
5,360	Constellation Software, Inc.	1,302,936	7,458,213

Total Canada		6,116,689	11,624,962

China (10.46%)
58,280	Alibaba Group Holding Limited, ADR [1]	6,245,447	4,661,817
48,717	Baidu, Inc., ADR [1]	6,834,678	5,723,760
3,717,939	China Conch Environment Protection Holdings Ltd. [1,3]	2,927,672	1,902,626
476,017	China Conch Venture Holdings Ltd. [3]	1,767,379	756,934
64,730	China Tourism Group Duty Free Corporation Ltd., Cl A 3	864,200	1,788,496
1,119,047	Estun Automation Co. Ltd., Cl A 3	4,447,078	2,958,625
570,014	Full Truck Alliance Co. Ltd., ADR [1]	4,259,872	3,733,592
56,318	GDS Holdings Limited, ADR [1]	2,750,104	994,576
418,050	Han’s Laser Technology Industry Group Co., Ltd., Cl A 3	2,286,132	1,530,102
563,670	Hua Hong Semiconductor Limited, 144A 1,3	1,255,246	1,276,725
28,608	JD.com, Inc., ADR [1]	1,961,385	1,438,983
18,506	JD.com, Inc., Cl A 1,3	603,389	466,873
1,264,744	Kingdee International Software Group Co. Ltd. [1,3]	882,318	1,648,412
1,000,553	Kingsoft Corp. Ltd. [3]	3,985,962	2,647,401
401,658	Midea Group Co., Ltd., Cl A 3	3,282,522	2,784,436
43,888	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	1,126,319	1,846,082
68,299	Tencent Holdings Limited [3]	2,068,594	2,306,888
29,893	Tencent Holdings Limited, ADR	1,870,476	1,010,981
273,603	Wuxi Biologics Cayman, Inc., 144A 1,3	2,004,879	1,628,716
71,204	Yum China Holdings, Inc.	3,467,542	3,370,085
67,288	Zai Lab Limited, ADR [1]	1,571,827	2,301,250

Total China		56,463,021	46,777,360

Denmark (1.11%)
154,879	Genmab A/S, ADR [1]	6,150,648	4,976,262

Shares		Cost	Value
Common Stocks (continued)
France (8.04%)
147,879	BNP Paribas S.A. [3]	$5,529,943	$6,246,295
97,330	Eurofins Scientific SE 3	2,721,696	5,777,928
8,907	LVMH Moët Hennessy Louis Vuitton SE 3	2,802,671	5,251,342
42,700	Pernod Ricard SA 3	8,253,649	7,833,490
418,139	Vivendi SE 3	8,416,052	3,243,326
242,654	Waga Energy SA 1	6,991,693	7,610,018

Total France		34,715,704	35,962,399

Germany (2.28%)
118,236	Befesa SA, 144A 3	5,206,698	3,588,149
235,944	Mister Spex SE 1	6,633,159	656,713
60,859	Symrise AG 3	5,295,422	5,934,505

Total Germany		17,135,279	10,179,367

Hong Kong (1.55%)
261,056	AIA Group Ltd. [3]	2,180,464	2,173,527
73,850	Hong Kong Exchanges & Clearing Ltd. [3]	3,085,285	2,524,371
233,058	Techtronic Industries Co. Ltd. [3]	1,968,624	2,223,868

Total Hong Kong		7,234,373	6,921,766

India (7.53%)
83,765	Bajaj Finance Limited [3]	4,071,251	7,484,233
670,497	Bharti Airtel Ltd. PP 3	3,462,100	3,296,180
2,775,632	Edelweiss Financial Services Ltd. [3]	2,338,220	2,074,197
192,887	Godrej Properties Ltd. [1,3]	2,367,567	2,801,233
186,948	HDFC Bank Ltd. [3]	2,931,967	3,238,966
2,195,498	JM Financial Limited [3]	2,636,593	2,018,935
343,286	Max Financial Services Limited [1,3]	2,274,921	3,204,623
688,913	Nippon Life India Asset Management Ltd., 144A 3	2,429,190	2,264,180
251,616	Reliance Industries Limited [3]	5,490,484	7,302,418

Total India		28,002,293	33,684,965

Israel (1.59%)
361,350	Innovid Corp. [1]	3,586,055	979,259
151,660	ION Acquisition Corp. 3 Ltd., Cl A 1	1,516,227	1,496,884
80,314	SimilarWeb Ltd. [1]	1,597,156	470,640
398,398	Taboola.com Ltd. [1]	3,771,018	721,100
44,017	Wix.com Ltd. [1]	2,886,338	3,443,450

Total Israel		13,356,794	7,111,333

Italy (2.27%)
304,151	Stevanato Group SpA	6,373,893	5,152,318
195,212	Tenaris SA 3	2,464,144	2,525,861
96,347	Tenaris SA, ADR	2,546,390	2,489,607

Total Italy		11,384,427	10,167,786

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Japan (8.05%)
22,724	Keyence Corporation [3]	$8,191,936	$7,511,652
224,800	MonotaRO Co, Ltd. [3]	2,117,422	3,449,522
105,520	Okamoto Industries, Inc. [3]	4,831,807	2,591,864
153,600	Recruit Holdings Co, Ltd. [3]	3,788,290	4,424,545
565,360	Renesas Electronics Corp. [1,3]	6,943,128	4,739,547
285,300	SMS Co. Ltd. [3]	8,001,168	5,763,782
9,906	Tokyo Electron Limited [3]	2,233,763	2,440,788
1,922,790	Z Holdings Corporation [3]	11,109,619	5,096,670

Total Japan		47,217,133	36,018,370

Korea, Republic of (3.03%)
140,709	Coupang, Inc., Cl A 1	1,631,288	2,345,619
61,657	Hyundai Heavy Industries Co. Ltd. [1,3]	5,701,992	4,900,259
125,204	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	11,608,141	6,320,190

Total Korea, Republic of		18,941,421	13,566,068

Mexico (0.74%)
982,287	Grupo Mexico S.A.B. de C.V., Series B	2,636,648	3,317,618

Netherlands (5.60%)
148,091	AMG Advanced Metallurgical Group NV 3	3,833,296	3,328,977
31,524	argenx SE, ADR [1]	1,346,356	11,129,548
56,691	Koninklijke DSM NV 3	8,276,192	6,450,899
221,130	Universal Music Group NV 3	6,534,986	4,141,773

Total Netherlands		19,990,830	25,051,197

Norway (0.61%)
2,144,373	Aker Carbon Capture ASA [1,3]	4,327,385	2,741,723

Peru (0.83%)
30,082	Credicorp, Ltd.	4,319,698	3,694,069

Poland (1.71%)
55,785	Dino Polska SA, 144A 1,3	4,025,150	3,378,948
732,637	InPost SA 1,3	10,196,922	4,262,814

Total Poland		14,222,072	7,641,762

Russia (0.00%)
487,800	Sberbank of Russia PJSC [1,2,4]	1,644,868	469

South Africa (0.24%)
8,532	Naspers Limited, Cl N 3	1,259,513	1,058,169

Spain (3.16%)
85,854	Cellnex Telecom S.A., 144A 3	4,589,734	2,648,301
1,267,072	eDreams ODIGEO SA 1,3	10,287,024	5,062,443
310,534	Industria de Diseno Textil, S.A. [3]	9,881,964	6,408,375

Total Spain		24,758,722	14,119,119

Shares		Cost	Value
Common Stocks (continued)
Sweden (1.18%)
242,993	Epiroc AB, Cl A 3	$3,569,281	$3,476,134
20,978	Spotify Technology SA 1	2,916,562	1,810,402

Total Sweden		6,485,843	5,286,536

Switzerland (4.71%)
360,168	Clariant AG 3	7,368,152	5,753,224
29,849	Compagnie Financiere Richemont SA 3	3,494,052	2,817,609
12,705,654	Meyer Burger Technology AG 1,3	5,831,753	5,021,598
68,981	Nestle S.A. [3]	7,389,937	7,460,800

Total Switzerland		24,083,894	21,053,231

Taiwan (1.40%)
91,150	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,886,417	6,249,244

United Kingdom (13.05%)
202,571	AstraZeneca PLC, ADR	8,867,929	11,108,994
1,029,418	B&M European Value Retail S.A. [3]	4,655,825	3,501,292
533,221	Ceres Power Holdings PLC [1,3]	5,154,085	2,152,609
85,286	Dechra Pharmaceuticals PLC [3]	2,771,384	2,476,788
36,289	Endava plc, ADR [1]	725,780	2,925,982
170,217	Experian plc [3]	3,928,940	4,982,692
363,682	Future PLC [3]	6,100,714	5,257,713
901,912	Glencore PLC [3]	3,799,703	4,739,559
348,545	J D Wetherspoon PLC [1,3]	4,083,151	1,552,055
34,980	Linde Public Limited Company [3]	6,288,750	9,470,223
4,462,095	Lloyds Banking Group [3]	1,537,604	2,016,810
1,714,858	S4 Capital PLC [1,3]	4,619,099	2,762,986
440,020	WANdisco plc [1]	3,792,714	2,456,521
401,433	Watches of Switzerland Group PLC, 144A 1,3	3,513,893	2,966,905

Total United Kingdom		59,839,571	58,371,129

United States (3.79%)
46,611	Agilent Technologies, Inc.	2,015,891	5,665,567
247,670	Arch Capital Group Ltd. [1]	6,317,413	11,278,892

Total United States		8,333,304	16,944,459

Uruguay (0.45%)
98,299	Dlocal Ltd. [1]	2,460,533	2,017,095

Total Common Stocks		454,206,251	403,198,176

Warrants (0.00%)
Israel (0.00%)
16,052	Innovid Corp. Exp 12/31/2027 [1]	27,444	7,724
56,745	Taboola.com Ltd. Exp 6/29/2026 [1]	104,540	23,266

Total Warrants		131,984	30,990

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (9.40%)
$42,035,649	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $42,038,557; (Fully Collateralized by $48,381,700 U.S. Treasury Note, 0.375% due 12/31/2025 Market value – $42,876,371) [3]	$42,035,649	$42,035,649

Total Investments (99.55%)		$496,373,884	445,264,815

Cash and Other Assets Less Liabilities (0.45%)			1,990,425

Net Assets			$447,255,240

Retail Shares (Equivalent to $20.73 per share based on 3,106,998 shares outstanding)			$64,420,219

Institutional Shares (Equivalent to $21.15 per share based on 13,451,383 shares outstanding)			$284,504,704

R6 Shares (Equivalent to $21.14 per share based on 4,651,695 shares outstanding)			$98,330,317

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $469 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $19,444,297 or 4.35% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2022	Percentage of Net Assets
Industrials	13.2%
Materials	12.1%
Health Care	12.0%
Financials	11.5%
Information Technology	11.4%
Consumer Discretionary	11.1%
Communication Services	9.3%
Energy	4.5%
Consumer Staples	4.2%
Real Estate	0.6%
Special Purpose Acquisition Company	0.3%
Cash and Cash Equivalents *	9.8%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to displayed total due to rounding.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (86.83%)
Consumer Discretionary (28.30%)
	Casinos & Gaming (10.97%)
537,750	Boyd Gaming Corporation	$11,031,219	$25,623,788
1,494,076	Las Vegas Sands Corp. [1]	53,032,765	56,057,732
1,033,156	MGM Resorts International	38,499,129	30,705,396
725,490	Red Rock Resorts, Inc., Cl A	5,842,391	24,855,287

		108,405,504	137,242,203

	Distributors (2.40%)
94,450	Pool Corp.	34,738,576	30,054,935

	Home Improvement Retail (3.94%)
274,700	Floor & Decor Holdings, Inc., Cl A [1]	20,820,629	19,300,422
22,300	The Home Depot, Inc.	2,879,401	6,153,462
126,500	Lowe’s Companies, Inc.	14,468,257	23,757,965

		38,168,287	49,211,849

	Homebuilding (5.24%)
305,197	D.R. Horton, Inc.	19,274,023	20,555,018
296,299	Lennar Corp., Cl A	18,411,838	22,089,090
543,400	Toll Brothers, Inc.	25,246,666	22,822,800

		62,932,527	65,466,908

	Hotels, Resorts & Cruise Lines (2.94%)
163,800	Hyatt Hotels Corp., Cl A [1]	12,203,100	13,261,248
192,686	Marriott Vacations Worldwide Corp.	15,332,416	23,480,716

		27,535,516	36,741,964

	Leisure Facilities (2.81%)
163,050	Vail Resorts, Inc.	44,699,056	35,160,102

Total Consumer Discretionary		316,479,466	353,877,961

Financials (8.64%)
	Asset Management & Custody Banks (8.64%)
535,050	Blackstone, Inc.	56,295,650	44,783,685
1,548,975	Brookfield Asset Management, Inc., Cl A [2]	57,434,453	63,337,588

Total Financials		113,730,103	108,121,273

Industrials (11.46%)
	Building Products (3.87%)
516,800	Fortune Brands Home & Security, Inc.	34,480,215	27,746,992
470,150	Trex Co., Inc. [1]	28,028,550	20,658,391

		62,508,765	48,405,383

	Research & Consulting Services (4.90%)
878,800	CoStar Group, Inc. [1]	47,961,154	61,208,420

	Trading Companies & Distributors (2.69%)
323,135	SiteOne Landscape Supply, Inc. [1]	39,653,087	33,651,279

Total Industrials		150,123,006	143,265,082

Shares		Cost	Value
Common Stocks (continued)
Materials (2.21%)
	Construction Materials (2.21%)
175,050	Vulcan Materials Co.	$24,309,626	$27,607,135

Real Estate (33.93%)
	Industrial REITs (6.27%)
480,000	Prologis, Inc.	48,774,380	48,768,000
569,909	Rexford Industrial Realty, Inc.	29,208,440	29,635,268

		77,982,820	78,403,268

	Real Estate Services (6.36%)
589,150	CBRE Group, Inc., Cl A [1]	31,140,429	39,773,516
263,357	Jones Lang LaSalle, Inc. [1]	36,072,496	39,785,342

		67,212,925	79,558,858

	Residential REITs (6.19%)
69,361	AvalonBay Communities, Inc.	16,461,972	12,775,602
197,550	Equity LifeStyle Properties, Inc.	10,295,271	12,414,042
283,095	Equity Residential	18,321,213	19,029,646
983,900	Invitation Homes, Inc.	28,455,253	33,226,303

		73,533,709	77,445,593

	Retail REITs (1.22%)
853,023	NETSTREIT Corp.	17,298,090	15,192,340

	Specialized REITs (13.89%)
105,800	Alexandria Real Estate Equities, Inc. [3]	10,268,606	14,832,102
216,700	American Tower Corp.	39,069,829	46,525,490
31,900	Digital Realty Trust, Inc.	4,018,673	3,163,842
62,590	Equinix, Inc.	28,487,626	35,603,696
395,348	Gaming and Leisure Properties, Inc.	13,270,025	17,490,196
109,804	Public Storage	39,519,547	32,151,709
84,250	SBA Communications Corp.	27,092,122	23,981,762

		161,726,428	173,748,797

Total Real Estate		397,753,972	424,348,856

Special Purpose Acquisition Company (2.29%)
1,250,000	Fifth Wall Acquisition Corp. III, Cl A [1,2]	12,500,000	12,300,000
1,290,554	RXR Acquisition Corp. [1]	12,905,540	12,686,146
375,000	Tishman Speyer Innovation Corp. II [1]	3,750,000	3,693,750

Total Special Purpose Acquisition Company		29,155,540	28,679,896

Total Common Stocks		1,031,551,713	1,085,900,203

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (12.03%)
$150,459,045	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $150,469,451; (Fully Collateralized by $173,173,600 U.S.Treasury Note, 0.375% due 12/31/2025 Market value – $153,468,263) [4]	$150,459,045	$150,459,045

Total Investments (98.86%)		$1,182,010,758	1,236,359,248

Cash and Other Assets Less Liabilities (1.14%)			14,243,270

Net Assets			$1,250,602,518

Retail Shares (Equivalent to $26.28 per share based on 11,919,683 shares outstanding)			$313,253,157

Institutional Shares (Equivalent to $27.08 per share based on 33,716,461 shares outstanding)			$913,150,846

R6 Shares (Equivalent to $27.08 per share based on 893,517 shares outstanding)			$24,198,515

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.74%)
Brazil (6.16%)
20,412,292	Aeris Indústria E Comércio De Equipamentos Para Geracão De Energia SA	$21,984,032	$7,605,867
2,070,577	Afya Ltd., Cl A 1	49,426,833	28,077,024
2,711,966	Azul SA 1	11,162,641	7,400,362
604,802	Azul SA, ADR [1]	6,917,008	4,923,088
10,636,727	B3 S.A. - Brasil, Bolsa, Balcao	24,674,404	25,732,347
23,279,401	Hapvida Participacoes e Investimentos SA, 144A	30,128,919	32,668,452
2,336,064	Inter & Co., Inc. BDR [1]	9,369,116	7,535,200
3,823,518	Localiza Rent a Car SA	22,859,966	43,300,623
3,268,102	StoneCo Ltd., Cl A 1	38,208,195	31,145,012
10,911,757	Suzano SA	104,880,359	90,015,143
1,196,336	XP, Inc., Cl A 1	34,632,349	22,742,347

Total Brazil		354,243,822	301,145,465

China (30.79%)
1,699,297	Alibaba Group Holding Limited, ADR [1]	156,622,394	135,926,767
800,798	Baidu, Inc., ADR [1]	111,442,542	94,085,757
8,007,198	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A 3	35,907,261	29,716,078
44,349,805	China Conch Environment Protection Holdings Ltd. [1,3]	23,530,718	22,695,666
17,978,195	China Conch Venture Holdings Ltd. [3]	60,793,627	28,587,867
14,713,752	China Mengniu Dairy Co. Ltd. [3]	32,213,810	58,164,981
1,527,390	China Tourism Group Duty Free Corporation Ltd., Cl A 3	17,921,501	42,201,919
22,767,593	Estun Automation Co. Ltd., Cl A 3	88,683,775	60,194,765
9,502,938	Full Truck Alliance Co. Ltd., ADR [1]	80,156,964	62,244,244
9,272,493	Galaxy Entertainment Group Ltd. [1,3]	66,236,285	54,502,684
911,255	GDS Holdings Limited, ADR [1]	32,137,655	16,092,763
3,022,258	GDS Holdings Limited, Cl A 1,3	28,363,625	6,649,451
3,044,217	Glodon Co. Ltd., Cl A 3	13,775,946	19,547,870
10,898,289	Han’s Laser Technology Industry Group Co., Ltd., Cl A 3	60,398,409	39,888,760
2,986,143	Hangzhou Tigermed Consulting Co. Ltd., Cl A 3	38,125,376	38,226,491
10,344,990	Hua Hong Semiconductor Limited, 144A 1,3	20,913,947	23,431,626
750,348	JD.com, Inc., ADR [1]	50,579,055	37,742,504
222,633	JD.com, Inc., Cl A 1,3	8,121,691	5,616,626
4,504,603	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	36,035,982	28,623,547
21,681,687	Kingdee International Software Group Co. Ltd. [1,3]	8,927,132	28,258,967
19,272,136	Kingsoft Corp. Ltd. [3]	75,131,108	50,992,879
135,419	Kweichow Moutai Co. Ltd., Cl A 3	37,713,674	35,639,729
6,646,659	Lufax Holding Ltd., ADR	39,687,263	16,882,514
8,846,355	Midea Group Co., Ltd., Cl A 3	62,954,486	61,326,074
13,202,437	NARI Technology Co. Ltd., Cl A 3	51,911,323	46,041,773
3,808,061	Shanghai Henlius Biotech, Inc., Cl H, 144A 1,3	23,563,058	5,516,239

Shares		Cost	Value
Common Stocks (continued)
China (continued)
947,208	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	$24,924,202	$39,842,872
3,990,881	Shenzhou International Group Holdings Ltd. [3]	18,149,216	30,815,820
3,535,794	Tencent Holdings Limited [3]	100,262,917	119,426,070
339,574	Tencent Holdings Limited, ADR	17,444,282	11,484,393
11,260,534	Venustech Group, Inc., Cl A 3	56,929,000	31,986,870
5,089,896	Wuxi Biologics Cayman, Inc., 144A 1,3	38,898,118	30,299,346
1,095,400	Yum China Holdings, Inc.	57,121,857	51,845,282
616,271	Yum China Holdings, Inc. (Hong Kong) [3]	33,027,115	29,250,353
5,564,978	Yunnan Baiyao Group Co. Ltd., Cl A 3	57,908,146	41,018,909
1,099,577	Zai Lab Limited, ADR[1]	22,908,940	37,605,533
6,584,435	Zhejiang Dingli Machinery Co. Ltd., Cl A 3	59,561,247	33,552,116

Total China		1,748,983,647	1,505,926,105

Hong Kong (4.04%)
5,649,745	AIA Group Ltd. [3]	60,868,809	47,039,229
21,361,000	Budweiser Brewing Co. APAC Ltd., 144A 3	66,603,040	55,625,275
1,555,557	Hong Kong Exchanges & Clearing Ltd. [3]	66,426,289	53,172,684
4,357,474	Techtronic Industries Co. Ltd. [3]	21,364,001	41,579,555

Total Hong Kong		215,262,139	197,416,743

India (23.18%)
4,192,223	AARTI Industries Ltd. [3]	47,958,882	38,172,660
584,753	Asian Paints Ltd. [3]	13,068,859	23,905,652
1,542,312	Bajaj Finance Limited [3]	55,222,734	137,802,449
9,102,003	Bharti Airtel Ltd. [3]	68,209,296	89,081,100
896,680	Bharti Airtel Ltd. PP 3	1,601,815	4,408,101
856,892	Divi’s Laboratories Ltd. [3]	8,294,665	38,795,496
36,733,636	Edelweiss Financial Services Ltd. [3]	52,337,971	27,450,608
4,282,290	Godrej Consumer Products Ltd. [1,3]	53,499,879	47,689,657
2,245,782	Godrej Properties Ltd. [1,3]	43,406,555	32,614,738
3,313,260	HDFC Bank Ltd. [3]	50,148,860	57,403,861
6,746,777	ICICI Bank Ltd. [3]	67,918,469	70,836,118
1,365,551	ICICI Lombard General Insurance Co. Ltd., 144A 3	23,224,851	19,242,141
44,593,120	JM Financial Limited [3]	64,578,896	41,006,928
4,359,731	Jubilant FoodWorks Ltd. [3]	36,031,886	33,051,895
6,270,721	Max Financial Services Ltd. [1,3]	48,596,835	58,538,058
3,212,707	Muthoot Finance Ltd. [3]	48,730,087	40,766,131
11,427,423	Nippon Life India Asset Management Ltd., 144A 3	40,551,326	37,557,339
4,499,771	Reliance Industries Limited [3]	85,253,365	130,592,693
4,537,322	SBI Life Insurance Company Limited, 144A 3	47,660,156	69,342,638
4,479,660	Tata Communications Ltd. [3]	29,381,437	62,929,773
3,843,024	Tata Consumer Products Ltd. [3]	14,898,570	37,781,172
1,106,368	Titan Co. Ltd. [3]	15,776,495	35,179,603

Total India		916,351,889	1,134,148,811

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Indonesia (2.57%)
265,837,871	Bank Rakyat Indonesia (Persero) Tbk PT 3	$78,026,009	$77,803,439
103,116,257	Merdeka Copper Gold Tbk PT 1,3	31,236,768	26,542,583
36,147,771	PT Bank Negara Indonesia (Persero) Tbk PT 3	21,813,942	21,142,748

Total Indonesia		131,076,719	125,488,770

Italy (1.14%)
2,171,418	Tenaris SA 3	27,331,634	28,096,124
1,069,315	Tenaris SA, ADR	27,883,070	27,631,099

Total Italy		55,214,704	55,727,223

Japan (0.98%)
144,425	Keyence Corporation [3]	54,950,579	47,741,172

Korea, Republic of (7.35%)
2,193,759	Coupang, Inc., Cl A 1	25,405,057	36,569,962
688,184	Hyundai Heavy Industries Co. Ltd. [1,3]	38,951,417	54,694,192
995,323	Korea Aerospace Industries Ltd. [3]	32,798,883	33,544,604
1,640,521	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	163,563,465	82,812,082
4,136,176	Samsung Electronics Co., Ltd. [3]	142,624,085	151,877,247

Total Korea, Republic of		403,342,907	359,498,087

Mexico (2.42%)
11,533,486	Grupo Mexico S.A.B. de C.V., Series B	29,214,315	38,953,684
22,642,648	Wal-Mart de Mexico, S.A.B de C.V.	54,416,174	79,521,065

Total Mexico		83,630,489	118,474,749

Peru (1.16%)
461,894	Credicorp, Ltd.	58,665,495	56,720,583

Philippines (1.51%)
67,695,765	Ayala Land, Inc. [3]	50,252,954	26,282,356
25,240,536	BDO Unibank, Inc. [3]	53,947,047	47,820,681

Total Philippines		104,200,001	74,103,037

Poland (0.88%)
7,393,433	InPost SA 1,3	116,819,119	43,018,347

Russia (0.02%)
2,384,838	Fix Price Group Ltd., GDR [1,2,4]	20,761,023	95,394
4,746,202	Fix Price Group Ltd., GDR, 144A 1,2,4	46,272,864	189,848
1,873,612	Ozon Holdings PLC, ADR [1,2,4]	76,824,628	374,722
17,949,100	Sberbank of Russia PJSC [1,2,4]	64,206,206	17,263
809,897	Yandex N.V., Cl A 1,2,4	16,974,482	299,662

Total Russia		225,039,203	976,889

South Africa (1.27%)
1,430,738	Gold Fields Ltd. [3]	15,503,219	11,539,697
3,722,191	Gold Fields Ltd., ADR	39,893,919	30,112,525
166,728	Naspers Limited, Cl N 3	24,936,076	20,678,197

Total South Africa		80,333,214	62,330,419

Shares		Cost	Value
Common Stocks (continued)
Spain (0.11%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares [1]	$17,917,600	$4,604,823
358,352	Codere Online Luxembourg, S.A. Founders Share [1,2,4]	3,116	827,793
26,518	Codere Online Luxembourg, S.A. Private Shares [1]	265,181	68,152

Total Spain		18,185,897	5,500,768

Taiwan (5.44%)
7,402,012	Delta Electronics, Inc. [3]	28,100,890	58,795,066
3,025,556	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	132,516,861	207,432,119

Total Taiwan		160,617,751	266,227,185

United Arab Emirates (0.30%)
4,376,717	Network International Holdings plc, 144A 1	26,352,648	14,807,074

United Kingdom (1.18%)
11,022,417	Glencore PLC [3]	32,435,026	57,922,936

United States (0.24%)
943,762	ACM Research, Inc., Cl A 1	27,868,729	11,759,274

Total Common Stocks		4,813,573,978	4,438,933,637

Private Common Stocks (1.23%)
India (1.23%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	15,143,769
6,833	Pine Labs PTE. Ltd., Series A 1,2,4	2,547,771	3,828,667
7,600	Pine Labs PTE. Ltd., Series B 1,2,4	2,833,757	4,258,432
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	3,459,416
9,573	Pine Labs PTE. Ltd., Series C 1,2,4	3,569,416	5,363,943
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	1,082,538
2,459	Pine Labs PTE. Ltd., Series D 1,2,4	916,870	1,377,827
45,680	Pine Labs PTE. Ltd., Series J 1,2,4	17,032,398	25,595,418

Total Private Common Stocks		40,000,000	60,110,010

Private Convertible Preferred Stocks (2.47%)
India (2.47%)
11,578	Bundl Technologies Private Ltd., Series K 1,2,4	76,776,872	52,989,138
15,334	Think & Learn Private Limited, Series F 1,2,4	49,776,072	67,877,891

Total Private Convertible Preferred Stocks		126,552,944	120,867,029

Rights (0.00%)
Brazil (0.00%)
13,439	Localiza Rent a Car SA, 10/31/2022 [1]	0	27,404

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Warrants (0.00%)
Spain (0.00%)

13,259	Codere Online Luxembourg S.A. Private Shares, Exp 11/30/2026 [1]	$0	$3,713

Principal Amount
Short Term Investments (5.28%)
$258,288,334	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $258,306,199; (Fully Collateralized by $273,884,000 U.S. Treasury Note, 0.375% due 11/30/2025 Market value – $243,403,724) and ($22,624,900 U.S. Treasury Note, 0.375% due 12/31/2025 Market value – $20,050,424) [3]	258,288,334	258,288,334

Total Investments (99.72%)		$5,238,415,256	4,878,230,127

Cash and Other Assets Less Liabilities (0.28%)			13,639,969

Net Assets			$4,891,870,096

Retail Shares (Equivalent to $11.94 per share based on 22,894,934 shares outstanding)			$273,319,098

Institutional Shares (Equivalent to $12.01 per share based on 383,603,272 shares outstanding)			$4,607,911,189

R6 Shares (Equivalent to $12.02 per share based on 885,316 shares outstanding)			$10,639,809

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $182,781,721 or 3.74% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $288,679,978 or 5.90% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2022	Percentage of Net Assets
Financials	19.1%
Consumer Discretionary	14.9%
Information Technology	14.5%
Industrials	13.1%
Communication Services	8.8%
Materials	7.1%
Consumer Staples	6.4%
Health Care	5.4%
Energy	3.8%
Real Estate	1.2%
Cash and Cash Equivalents *	5.6%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to displayed total due to rounding.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.46%)
Argentina (6.25%)
83,710	Globant S.A. [1]	$7,081,800	$15,660,467
54,822	MercadoLibre, Inc. [1]	42,859,814	45,380,555

Total Argentina		49,941,614	61,041,022

Brazil (1.96%)
1,411,896	Afya Ltd., Cl A 1,3	31,349,923	19,145,310

Canada (3.02%)
366,605	Nuvei Corp., 144A 1	13,148,151	9,916,665
727,369	Shopify, Inc., Cl A 1	27,502,905	19,595,321

Total Canada		40,651,056	29,511,986

China (2.07%)
959,865	Meituan Inc., Cl B, 144A 1,3	12,096,383	20,172,947

India (4.92%)
475,005	Bajaj Finance Limited [3]	29,538,367	42,440,733
7,379,067	Zomato Ltd. [1,3]	12,454,605	5,583,868

Total India		41,992,972	48,024,601

Israel (3.21%)
326,882	Fiverr International Ltd. [1]	7,503,852	9,999,320
3,375,264	Innovid Corp. [1]	32,939,278	9,146,966
2,753,705	Taboola.com Ltd. [1]	26,501,176	4,984,206
92,553	Wix.com Ltd.[1]	7,477,921	7,240,421

Total Israel		74,422,227	31,370,913

Korea, Republic of (3.38%)
1,980,023	Coupang, Inc., Cl A 1	43,625,101	33,006,984

Netherlands (8.18%)
16,186	Adyen N.V., 144A 1,3	16,437,273	20,186,554
124,158	argenx SE, ADR [1]	13,657,256	43,833,982
38,227	ASML Holding N.V. [3]	8,394,703	15,836,636

Total Netherlands		38,489,232	79,857,172

Poland (1.26%)
2,105,278	InPost SA 1,3	33,641,809	12,249,462

Spain (0.45%)
996,069	Codere Online Luxembourg S.A. [1]	9,115,057	2,559,897
584,567	Codere Online Luxembourg, S.A. Forward Shares [1]	5,845,670	1,502,337
116,913	Codere Online Luxembourg, S.A. Founders Share [1,2,4]	1,017	270,069
8,652	Codere Online Luxembourg, S.A. Private Shares [1]	86,516	22,236

Total Spain		15,048,260	4,354,539

United Kingdom (5.96%)
721,002	Endava plc, ADR [1]	31,527,890	58,134,391

United States (48.81%)
236,872	10X Genomics, Inc., Cl A 1	18,461,130	6,746,115
452,494	Amazon.com, Inc. [1]	42,853,147	51,131,822
141,583	Bill.Com Holdings, Inc. [1]	6,149,064	18,741,342
204,952	Block, Inc., Cl A 1	16,736,676	11,270,310
371,841	Cloudflare, Inc., Cl A 1	9,123,087	20,566,526
290,494	Crowdstrike Holdings, Inc., Cl A 1	33,053,591	47,876,316
358,515	Datadog, Inc., Cl A 1	28,000,451	31,828,962
94,351	EPAM Systems, Inc. [1]	16,578,071	34,172,989

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
235,971	Guardant Health, Inc. [1]	$17,013,961	$12,702,319
101,704	Illumina, Inc. [1]	31,551,398	19,404,106
1,797,894	MaxCyte, Inc. [1]	22,078,432	11,686,311
146,664	NVIDIA Corp.	31,174,401	17,803,543
660,574	Rivian Automotive, Inc., Cl A 1	14,000,003	21,739,490
459,455	Schrödinger, Inc. [1]	16,988,489	11,477,186
243,176	Snowflake, Inc., Cl A 1	39,428,659	41,330,193
120,215	Tesla, Inc. [1]	34,613,214	31,887,029
166,505	Veeva Systems, Inc., Cl A 1	27,451,463	27,453,344
930,540	ZoomInfo Technologies, Inc., Cl A 1	29,973,797	38,766,296
120,116	Zscaler, Inc. [1]	8,008,433	19,743,467

Total United States		443,237,467	476,327,666

Uruguay (1.99%)
944,510	Dlocal Ltd. [1]	21,122,036	19,381,345

Total Common Stocks		877,145,970	892,578,338

Private Common Stocks (2.01%)
United States (2.01%)
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	15,130,916
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	4,515,930

Total Private Common Stocks		14,999,642	19,646,846

Private Convertible Preferred Stocks (5.28%)
India (4.17%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	40,729,391

United States (1.11%)
219,321	Farmers Business Network, Inc., Series F 1,2,4	7,250,006	7,009,499
80,440	Farmers Business Network, Inc., Series G 1,2,4	5,000,000	2,701,175
69,926	Resident Home, Inc., Series B1 [1,2,4]	4,999,968	1,076,161

Total United States		17,249,974	10,786,835

Total Private Convertible Preferred Stocks		47,117,565	51,516,226

Private Preferred Stocks (1.24%)
United States (1.24%)
461,004	GM Cruise Holdings, Cl G 1,2,4	12,147,455	12,073,695

Warrants (0.03%)
Israel (0.01%)
68,986	Innovid Corp. [1]	117,942	33,196
228,748	Taboola.com Ltd., Exp 6/29/2026 [1]	417,100	93,786

Total Israel		535,042	126,982

Spain (0.02%)
498,034	Codere Online Luxembourg S.A. Private Shares, Exp 11/30/2026 [1]	845,632	139,450
4,326	Codere Online Luxembourg, S.A. Private Shares, Exp 11/30/2026 [1]	0	1,211

Total Spain		845,632	140,661

Total Warrants		1,380,674	267,643

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.44%)
$4,311,124	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $4,311,422; (Fully Collateralized by $4,948,100 U.S. Treasury Note, 0.375% 11/30/2025 Market value – $4,397,431) [3]	$4,311,124	$4,311,124

Total Investments (100.46%)		$957,102,430	980,393,872

Liabilities Less Cash and Other Assets (-0.46%)			(4,477,471)

Net Assets			$975,916,401

Retail Shares (Equivalent to $26.92 per share based on 10,204,766 shares outstanding)			$274,712,597

Institutional Shares (Equivalent to $27.53 per share based on 25,097,148 shares outstanding)			$690,956,944

R6 Shares (Equivalent to $27.55 per share based on 371,974 shares outstanding)			$10,246,860

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At September 30, 2022, the market value of restricted and fair valued securities amounted to $83,506,836 or 8.56% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $50,276,166 or 5.15% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2022	Percentage of Net Assets
Information Technology	41.9%
Consumer Discretionary	29.1%
Health Care	13.7%
Communication Services	5.4%
Industrials	4.5%
Financials	4.3%
Materials	1.0%
Cash and Cash Equivalents **	0.0%*

100.0%***

*	Less than 0.1%.
**	Includes short term investments.
***	Individual weights may not sum to displayed total due to rounding.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (90.94%)
Consumer Discretionary (5.13%)
	Casinos & Gaming (3.64%)
82,426	Las Vegas Sands Corp. [1]	$2,973,978	$3,092,624

	Leisure Facilities (1.49%)
5,852	Vail Resorts, Inc.	1,462,974	1,261,925

Total Consumer Discretionary		4,436,952	4,354,549

Financials (3.04%)
	Asset Management & Custody Banks (3.04%)
10,674	Blackstone, Inc.	1,093,962	893,414
41,224	Brookfield Asset Management, Inc., Cl A [2]	1,896,073	1,685,649

Total Financials		2,990,035	2,579,063

Real Estate (79.76%)
	Health Care REITs (1.00%)
13,254	Welltower, Inc.	1,085,371	852,497

	Hotel & Resort REITs (1.01%)
91,173	Sunstone Hotel Investors, Inc.	917,631	858,850

	Industrial REITs (14.94%)
75,291	Duke Realty Corp.	3,785,469	3,629,026
66,582	Prologis, Inc.	7,786,258	6,764,731
43,916	Rexford Industrial Realty, Inc.	2,356,036	2,283,632

		13,927,763	12,677,389

	Residential REITs (23.20%)
128,892	American Homes 4 Rent, Cl A	4,406,254	4,228,946
12,666	AvalonBay Communities, Inc.	2,805,260	2,332,951
35,618	Equity LifeStyle Properties, Inc.	2,281,129	2,238,235
54,095	Equity Residential	3,965,120	3,636,266
148,705	Invitation Homes, Inc.	4,896,627	5,021,768
16,455	Sun Communities, Inc.	2,386,779	2,226,855

		20,741,169	19,685,021
	Retail REITs (3.50%)
112,840	NETSTREIT Corp.	2,208,994	2,009,680
10,730	Simon Property Group, Inc.	1,168,820	963,018

		3,377,814	2,972,698
	Specialized REITs (36.11%)
13,225	Alexandria Real Estate Equities, Inc. [3]	1,849,750	1,854,013
28,576	American Tower Corp.	6,698,677	6,135,267
15,567	Crown Castle, Inc.	2,502,731	2,250,210
4,339	Digital Realty Trust, Inc.	539,238	430,342
9,735	Equinix, Inc.	6,205,897	5,537,658
29,120	Extra Space Storage, Inc.	4,970,717	5,029,315
45,796	Gaming and Leisure Properties, Inc.	2,018,688	2,026,015
17,840	Public Storage	5,144,495	5,223,730
7,571	SBA Communications Corp.	2,441,908	2,155,085

		32,372,101	30,641,635

Total Real Estate		72,421,849	67,688,090

Utilities (3.01%)
	Multi-Utilities (3.01%)
71,055	Brookfield Infrastructure Partners L.P. [2]	2,408,233	2,550,875

Total Common Stocks		82,257,069	77,172,577

Principal Amount		Cost	Value
Short Term Investments (8.19%)
$6,950,242	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity – $6,950,723; (Fully collateralized by $7,999,600 U.S. Treasury Note, 0.375% due 12/31/2025 Market value – $7,089,330) [4]	$6,950,242	$6,950,242

Total Investments (99.13%)		$89,207,311	84,122,819

Cash and Other Assets Less Liabilities (0.87%)			736,297

Net Assets			$84,859,116

Retail Shares (Equivalent to $12.48 per share based on 1,115,446 shares outstanding)			$13,917,886

Institutional Shares (Equivalent to $12.61 per share based on 5,581,116 shares outstanding)			$70,354,201

R6 Shares (Equivalent to $12.59 per share based on 46,610 shares outstanding)			$587,029

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (86.97%)
Health Care (86.23%)
	Biotechnology (15.23%)
48,100	AbbVie, Inc.	$6,872,898	$6,455,501
10,400	Alnylam Pharmaceuticals, Inc. [1]	2,175,491	2,081,664
18,878	argenx SE, ADR [1,2]	4,611,455	6,664,878
10,000	Arrowhead Pharmaceuticals, Inc. [1]	301,388	330,500
7,500	Ascendis Pharma A/S, ADR [1,2]	781,810	774,450
28,000	Cytokinetics, Incorporated [1]	1,028,909	1,356,600
37,814	Genmab A/S, ADR [1,2]	1,289,376	1,214,964
16,200	Intellia Therapeutics, Inc. [1]	1,043,898	906,552
17,000	Moderna, Inc. [1]	2,488,797	2,010,250
20,000	Rocket Pharmaceuticals, Inc. [1]	319,743	319,200
16,600	Vertex Pharmaceuticals Incorporated [1]	4,047,722	4,806,364
27,500	Xenon Pharmaceuticals, Inc. [1,2]	847,097	992,750
16,000	Zai Lab Limited, ADR [1,2]	531,486	547,200

		26,340,070	28,460,873

	Health Care Distributors (3.57%)
19,600	McKesson Corp.	4,478,355	6,661,452

	Health Care Equipment (14.57%)
36,662	Abbott Laboratories	3,793,720	3,547,415
16,588	DexCom, Inc. [1]	1,251,833	1,335,998
50,351	Edwards Lifesciences Corp. [1]	4,209,496	4,160,503
5,195	IDEXX Laboratories, Inc. [1]	2,089,355	1,692,531
40,000	Inari Medical, Inc. [1]	2,736,440	2,905,600
18,336	Inspire Medical Systems, Inc. [1]	2,937,644	3,252,256
5,615	Insulet Corp. [1]	1,078,991	1,288,081
22,433	Intuitive Surgical, Inc. [1]	5,299,857	4,204,841
1,387,480	Opsens, Inc. (Canada)[1,2]	2,019,084	2,611,538
8,000	Shockwave Medical, Inc. [1]	430,320	2,224,560

		25,846,740	27,223,323

	Health Care Technology (1.22%)
25,000	Definitive Healthcare Corp. [1]	623,908	388,500
39,000	Schrödinger, Inc. [1]	1,094,730	974,220
5,560	Veeva Systems, Inc., Cl A [1]	1,009,148	916,733

		2,727,786	2,279,453
	Life Sciences Tools & Services (17.01%)
27,730	Bio-Techne Corporation	10,844,423	7,875,320
7,200	Danaher Corp.	1,967,087	1,859,688
17,000	ICON plc [1,2]	3,087,754	3,124,260
16,337	Illumina, Inc. [1]	3,555,948	3,116,936
125,000	MaxCyte, Inc. [1]	1,377,031	812,500
3,010	Mettler-Toledo International, Inc. [1]	3,201,753	3,263,201
6,800	Repligen Corp. [1]	1,379,288	1,272,348
17,699	Thermo Fisher Scientific, Inc.	8,604,797	8,976,756
6,000	West Pharmaceutical Services, Inc.	1,662,484	1,476,480

		35,680,565	31,777,489

	Managed Health Care (16.48%)
11,600	Elevance Health, Inc.	5,256,969	5,269,184
15,150	Humana, Inc.	6,889,609	7,350,628
35,972	UnitedHealth Group, Incorporated	13,092,572	18,167,299

		25,239,150	30,787,111

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Pharmaceuticals (18.14%)
134,300	AstraZeneca PLC, ADR [2]	$8,132,829	$7,365,012
40,000	Bristol-Myers Squibb Co.	2,999,710	2,843,600
81,614	Dechra Pharmaceuticals PLC (United Kingdom) [2,4]	3,932,491	2,370,150
32,892	Eli Lilly & Co.	7,598,264	10,635,628
54,500	Merck & Co., Inc.	4,622,161	4,693,540
37,500	Revance Therapeutics, Inc. [1]	937,500	1,012,500
30,750	Roche Holding AG, ADR [2]	1,460,730	1,249,065
25,185	Zoetis, Inc.	4,072,249	3,734,684

		33,755,934	33,904,179

Total Health Care		154,068,600	161,093,880

Real Estate (0.75%)

	Specialized REITs (0.75%)
10,000	Alexandria Real Estate Equities, Inc. [3]	1,565,749	1,401,900

Total Common Stocks		155,634,349	162,495,780

Principal Amount
Short Term Investments (11.79%)
$22,017,241	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $22,018,764; (Fully Collateralized by $25,341,200 U.S Treasury Note, 0.375% due 12/31/2025 Market value – $22,457,638) [4]	22,017,241	22,017,241

Total Investments (98.76%)		$177,651,590	184,513,021

Cash and Other Assets Less Liabilities (1.24%)			2,319,283

Net Assets			$186,832,304

Retail Shares (Equivalent to $16.22 per share based on 3,135,450 shares outstanding)			$50,868,844

Institutional Shares (Equivalent to $16.41 per share based on 7,966,370 shares outstanding)			$130,714,821

R6 Shares (Equivalent to $16.40 per share based on 319,988 shares outstanding)			$5,248,639

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.76%)
Communication Services (1.46%)
	Interactive Media & Services (1.46%)
14,600	ZoomInfo Technologies, Inc., Cl A [1]	$820,726	$608,236

Consumer Discretionary (2.38%)
	Internet & Direct Marketing Retail (2.38%)
1,200	MercadoLibre, Inc. [1]	1,841,556	993,336

Financials (34.26%)
	Asset Management & Custody Banks (2.37%)
1,800	BlackRock, Inc.	1,549,469	990,504

	Financial Exchanges & Data (16.78%)
4,600	CME Group, Inc.	983,175	814,798
2,000	FactSet Research Systems, Inc.	842,097	800,220
1,600	MarketAxess Holdings, Inc.	690,718	355,984
4,000	Moody’s Corp.	1,407,880	972,440
3,300	MSCI, Inc.	1,495,792	1,391,907
5,800	S&P Global, Inc.	2,297,968	1,771,030
16,000	Tradeweb Markets, Inc., Cl A	1,359,703	902,720

		9,077,333	7,009,099
	Insurance Brokers (1.17%)
18,500	BRP Group, Inc., Cl A [1]	552,407	487,475

	Investment Banking & Brokerage (10.60%)
9,600	Houlihan Lokey, Inc.	712,661	723,648
12,200	LPL Financial Holdings, Inc.	2,015,771	2,665,456
14,500	The Charles Schwab Corp.	1,004,233	1,042,115

		3,732,665	4,431,219
	Property & Casualty Insurance (3.34%)
2,600	Kinsale Capital Group, Inc.	458,703	664,092
6,300	The Progressive Corp.	724,807	732,123

		1,183,510	1,396,215

Total Financials		16,095,384	14,314,512

Industrials (7.19%)
	Research & Consulting Services (7.19%)
10,000	CoStar Group, Inc. [1]	863,804	696,500
6,000	Equifax, Inc.	1,349,848	1,028,580
10,000	TransUnion	1,034,937	594,900
4,000	Verisk Analytics, Inc.	754,922	682,120

Total Industrials		4,003,511	3,002,100

Information Technology (51.47%)
	Application Software (14.63%)
10,000	Alkami Technology, Inc. [1]	273,107	150,500
4,000	Bill.Com Holdings, Inc. [1]	482,722	529,480
7,000	Ceridian HCM Holding, Inc. [1]	786,103	391,160
27,000	Clearwater Analytics Holdings, Inc., Cl A [1]	635,932	453,330
16,000	Expensify, Inc., Cl A [1]	455,818	238,080
2,900	Fair Isaac Corp. [1]	1,351,873	1,194,829
12,000	Guidewire Software, Inc. [1]	1,367,684	738,960
5,100	Intuit, Inc.	1,893,149	1,975,332
13,000	nCino, Inc. [1]	944,004	443,430

		8,190,392	6,115,101
	Data Processing & Outsourced Services (24.61%)
600	Adyen N.V., 144A (Netherlands) 1,2.3	1,306,284	748,297
12,000	Block, Inc., Cl A [1]	2,404,198	659,880
22,000	Dlocal Ltd. [1,2]	570,023	451,440
10,000	Fidelity National Information Services, Inc.	1,327,297	755,700

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (continued)
2,000	Fiserv, Inc. [1]	$211,380	$187,140
6,000	Global Payments, Inc.	830,207	648,300
3,700	Jack Henry & Associates, Inc.	617,174	674,399
6,700	MasterCard Incorporated, Cl A	2,325,005	1,905,078
170,000	Network International Holdings plc, 144A (United Kingdom) [1,2]	645,003	575,135
15,000	Nuvei Corp., 144A (Canada) [1,2]	660,043	405,750
18,000	Paymentus Holdings, Inc., Cl A [1]	409,901	174,960
15,000	Repay Holdings Corporation [1]	290,606	105,900
12,100	Visa, Inc., Cl A	2,604,565	2,149,565
115,000	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,400,081	839,311

		15,601,767	10,280,855
	Internet Services & Infrastructure (0.97%)
15,000	Shopify, Inc., Cl A [1,2]	2,048,592	404,100
	IT Consulting & Other Services (11.26%)
6,200	Accenture plc, Cl A [2]	1,784,551	1,595,260
35,000	CI&T, Inc., Cl A [1,2]	517,710	328,650
18,700	Endava plc, ADR [1,2]	1,339,729	1,507,781
6,800	Globant S.A. [1,2]	1,704,456	1,272,144

		5,346,446	4,703,835

Total Information Technology		31,187,197	21,503,891

Total Common Stocks		53,948,374	40,422,075

Principal Amount
Short Term Investments (3.35%)
$1,401,244	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $1,401,341; (Fully Collateralized by $1,612,800 U.S. Treasury Note, 0.375% due 12/31/2025 Market value – $1,429,280) [3]	1,401,244	1,401,244

Total Investments (100.11%)		$55,349,618	41,823,319

Liabilities Less Cash and Other Assets (-0.11%)			(45,386)

Net Assets			$41,777,933

Retail Shares (Equivalent to $10.57 per share based on 663,157 shares outstanding)			$7,011,272

Institutional Shares (Equivalent to $10.64 per share based on 2,864,004 shares outstanding)			$30,477,332

R6 Shares (Equivalent to $10.64 per share based on 403,017 shares outstanding)			$4,289,329

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $1,729,182 or 4.14% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.91%)
China (32.76%)
1,250	Alibaba Group Holding Limited, ADR [1]	$164,123	$99,987
569	Baidu, Inc., ADR [1]	84,937	66,852
1,100	Baidu, Inc., Cl A 1,2	18,059	16,193
5,040	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl A 2	35,281	18,704
38,341	China Conch Environment Protection Holdings Ltd. [1],2	28,322	19,621
11,474	China Conch Venture Holdings Ltd. [2]	45,189	18,245
1,064	China Tourism Group Duty Free Corporation Ltd., Cl A [2]	39,996	29,398
15,816	Estun Automation Co. Ltd., Cl A 2	63,437	41,816
6,790	Full Truck Alliance Co. Ltd., ADR [1]	47,692	44,474
7,386	Galaxy Entertainment Group Ltd. [1,2]	46,414	43,414
7,544	GDS Holdings Limited, Cl A 1,2	49,599	16,598
7,994	Han’s Laser Technology Industry Group Co., Ltd., Cl A 2	57,979	29,259
1,960	Hangzhou Tigermed Consulting Co. Ltd., Cl A 2	38,252	25,091
7,165	Hua Hong Semiconductor Limited, 144A 1,2	44,144	16,229
676	JD.com, Inc., ADR [1]	49,632	34,003
3,308	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 2	26,353	21,020
15,038	Kingdee International Software Group Co. Ltd. [1],2	37,739	19,600
14,297	Kingsoft Corp. Ltd. [2]	64,852	37,829
303	Kweichow Moutai Co. Ltd., Cl A 2	81,547	79,744
4,681	Lufax Holding Ltd., ADR	28,701	11,890
6,098	Midea Group Co., Ltd., Cl A 2	67,692	42,273
10,264	NARI Technology Co. Ltd., Cl A 2	44,737	35,794
684	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	37,004	28,771
2,836	Tencent Holdings Limited, ADR	170,177	95,914
8,536	Venustech Group, Inc., Cl A 2	35,643	24,248
2,143	WuXi AppTec Co. Ltd., Cl H, 144A 2	41,762	17,115
3,181	Wuxi Biologics Cayman, Inc., 144A 1,2	45,200	18,936
1,857	Yum China Holdings, Inc. [2]	103,911	88,140
3,693	Yunnan Baiyao Group Co. Ltd., Cl A 2	38,725	27,221
760	Zai Lab Limited, ADR [1]	62,767	25,992
4,592	Zhejiang Dingli Machinery Co. Ltd., Cl A 2	45,807	23,399

Total China		1,745,673	1,117,770

Hong Kong (5.79%)
7,327	AIA Group Ltd. [2]	78,762	61,004
18,945	Budweiser Brewing Co. APAC Ltd., 144A 2	51,368	49,334
1,502	Hong Kong Exchanges & Clearing Ltd. [2]	74,272	51,342
3,748	Techtronic Industries Co. Ltd. [2]	58,664	35,764

Total Hong Kong		263,066	197,444

India (34.51%)
6,116	AARTI Industries Ltd. [2]	78,851	55,690
702	Amber Enterprises India Ltd. [1],2	29,431	20,283
662	Apollo Hospitals Enterprise Ltd. [2]	41,603	35,419
556	Asian Paints Ltd. [2]	24,656	22,730
1,332	Bajaj Finance Limited [2]	116,451	119,012
8,265	Bharti Airtel Ltd. [2]	74,023	80,889
582	Bharti Airtel Ltd. PP 2	1,202	2,861
633	Divi’s Laboratories Ltd. [2]	42,833	28,659

Shares		Cost	Value
Common Stocks (continued)
India (continued)
527	Dixon Technologies India Ltd. [2]	$31,911	$28,082
22,673	Edelweiss Financial Services Ltd. [2]	20,210	16,943
5,035	Godrej Consumer Products Ltd. [1],2	63,178	56,072
2,069	Godrej Properties Ltd. [1],2	46,827	30,047
3,972	HDFC Bank Ltd. [2]	80,544	68,817
9,475	ICICI Bank Ltd. [2]	91,331	99,481
1,001	ICICI Lombard General Insurance Co. Ltd., 144A 2	21,174	14,105
6,156	Jubilant FoodWorks Ltd. [2]	59,249	46,670
4,623	Max Financial Services Ltd. [1],2	69,485	43,156
1,853	Neogen Chemicals Ltd. [2]	28,765	33,491
767	PI Industries Ltd. [2]	32,464	28,105
3,642	Reliance Industries Limited [2]	111,352	105,698
5,278	SBI Life Insurance Company Limited, 144A 2	83,975	80,662
2,208	Tata Communications Ltd. [2]	41,543	31,018
5,532	Tata Consumer Products Ltd. [2]	57,802	54,386
1,697	Titan Co. Ltd. [2]	46,088	53,960
27,943	Zomato Ltd. [1],2	40,960	21,145

Total India		1,335,908	1,177,381

Indonesia (2.72%)
214,500	Bank Rakyat Indonesia (Persero) Tbk PT 2	63,131	62,779
51,300	PT Bank Negara Indonesia (Persero) Tbk PT 2	30,681	30,005

Total Indonesia		93,812	92,784

Japan (3.07%)
372	Hoya Corp. [2]	54,035	35,845
160	Keyence Corporation [2]	91,935	52,890
65	Tokyo Electron Limited [2]	30,347	16,016

Total Japan		176,317	104,751

Korea, Republic of (7.45%)
1,630	Coupang, Inc., Cl A 1	20,755	27,172
684	Hyundai Heavy Industries Co. Ltd. [1],2	52,318	54,362
832	Korea Aerospace Industries Ltd. [2]	28,168	28,040
805	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1],2	70,071	40,636
2,834	Samsung Electronics Co., Ltd. [2]	165,673	104,062

Total Korea, Republic of		336,985	254,272

Taiwan (6.24%)
603	Airtac International Group [2]	21,407	13,796
979	MediaTek, Inc. [2]	29,756	16,894
1,691	Silergy Corp. [2]	43,975	22,054
2,337	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	268,565	160,225

Total Taiwan		363,703	212,969

Thailand (1.06%)
15,400	Energy Absolute PCL Foreign	37,594	36,030

United States (0.31%)
861	ACM Research, Inc., Cl A 1	13,657	10,728

Total Common Stocks		4,366,715	3,204,129

See Notes to Schedules of Investments.

Baron New Asia Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (7.78%)
$265,432	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $265,451; (Fully Collateralized by $313,400 U.S. Treasury Note, 1.25% due 3/31/2028 Market value – $270,822) [2]	$265,432	$265,432

Total Investments (101.69%)		$4,632,147	3,469,561

Liabilities Less Cash and Other Assets (-1.69%)			(57,658)

Net Assets			$3,411,903

Retail Shares (Equivalent to $6.95 per share based on 121,060 shares outstanding)			$841,819

Institutional Shares (Equivalent to $6.98 per share based on 344,794 shares outstanding)			$2,404,942

R6 Shares (Equivalent to $6.98 per share based on 23,659 shares outstanding)			$165,142

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $196,381 or 5.76% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2022	Percentage of Net Assets
Financials	19.3%
Consumer Discretionary	15.7%
Information Technology	13.5%
Industrials	11.9%
Communication Services	9.7%
Health Care	7.1%
Consumer Staples	7.0%
Materials	4.7%
Energy	3.1%
Utilities	1.1%
Real Estate	0.9%
Cash and Cash Equivalents *	6.1%

100.0%**

*	Includes short term investments.
**	Individual weights may not sum to displayed total due to rounding.

See Notes to Schedules of Investments.

Baron Technology Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.99%)
Communication Services (9.96%)
	Advertising (2.57%)
12,360	S4 Capital PLC (United Kingdom) [1,2,4]	$88,799	$19,915
1,155	The Trade Desk, Inc., Cl A [1]	84,586	69,011

		173,385	88,926

	Interactive Media & Services (6.43%)
1,000	Alphabet, Inc., Cl C [1]	142,533	96,150
3,024	ZoomInfo Technologies, Inc., Cl A [1]	167,381	125,980

		309,914	222,130

	Movies & Entertainment (0.96%)
384	Spotify Technology SA [1,2]	79,582	33,139

Total Communication Services		562,881	344,195

Consumer Discretionary (16.23%)
	Automobile Manufacturers (4.46%)
1,098	Rivian Automotive, Inc., Cl A [1]	74,012	36,135
445	Tesla, Inc. [1]	144,808	118,037

		218,820	154,172
	Hotels, Resorts & Cruise Lines (0.67%)
5,839	eDreams ODIGEO SA (Spain) [1,2,4]	55,378	23,329

	Internet & Direct Marketing Retail (11.10%)
372	Alibaba Group Holding Limited, ADR [1,2]	42,999	29,756
3,131	Amazon.com, Inc. [1]	481,351	353,803

		524,350	383,559

Total Consumer Discretionary		798,548	561,060

Health Care (0.47%)
	Health Care Supplies (0.47%)
1,991	Figs, Inc., Cl A [1]	37,477	16,426

Industrials (4.18%)
	Research & Consulting Services (4.18%)
2,074	CoStar Group, Inc. [1]	145,959	144,454

Information Technology (65.15%)
	Application Software (13.70%)
207	Atlassian Corp. PLC, Cl A [1,2]	62,227	43,592
1,209	Braze, Inc., Cl A [1]	47,706	42,109
1,720	Ceridian HCM Holding, Inc. [1]	148,433	96,114
177	HubSpot, Inc. [1]	97,654	47,811
209	Intuit, Inc.	118,879	80,950
324	ServiceNow, Inc. [1,3]	178,280	122,346
267	Workday, Inc., Cl A [1]	66,344	40,643

		719,523	473,565

	Data Processing & Outsourced Services (6.40%)
17	Adyen N.V., 144A (Netherlands) [1,2,4]	40,430	21,202
884	Dlocal Ltd. [1,2]	28,627	18,140
312	MasterCard Incorporated, Cl A	115,627	88,714
524	Visa, Inc., Cl A	115,693	93,088

		300,377	221,144

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (1.59%)
1,859	PAR Technology Corp. [1]	$88,821	$54,896

	Internet Services & Infrastructure (0.85%)
1,095	Shopify, Inc., Cl A [1,2]	112,363	29,499

	IT Consulting & Other Services (7.47%)
1,569	Endava plc, ADR [1,2]	194,170	126,509
476	Gartner, Inc. [1]	144,901	131,704

		339,071	258,213

	Semiconductor Equipment (3.18%)
162	ASML Holding N.V. [2]	113,217	67,287
117	Lam Research Corp.	82,822	42,822

		196,039	110,109

	Semiconductors (10.96%)
1,026	Advanced Micro Devices, Inc. [1]	132,639	65,007
128	Broadcom, Inc.	83,031	56,833
6,139	indie Semiconductor, Inc., Cl A [1]	46,591	44,937
449	Marvell Technology, Inc.	38,914	19,267
95	Monolithic Power Systems, Inc.	45,155	34,523
769	NVIDIA Corp.	199,954	93,349
4,285	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) [2,4]	93,710	56,799
117	Taiwan Semiconductor Manufacturing Co. Ltd., ADR [2]	10,090	8,022

		650,084	378,737

	Systems Software (18.04%)
875	Cloudflare, Inc., Cl A [1,3]	49,608	48,396
463	Crowdstrike Holdings, Inc., Cl A [1]	84,323	76,307
452	Datadog, Inc., Cl A [1,3]	61,508	40,129
1,477	Microsoft Corporation	473,904	343,993
249	MongoDB, Inc. [1,3]	98,586	49,441
384	Snowflake, Inc., Cl A [1,3]	96,574	65,265

		864,503	623,531

	Technology Hardware, Storage & Peripherals (2.96%)
740	Apple, Inc.	107,630	102,268

Total Information Technology		3,378,411	2,251,962

Total Common Stocks		4,923,276	3,318,097

See Notes to Schedules of Investments.

Baron Technology Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.72%)
$232,281	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2022, 0.83% due 10/3/2022; Proceeds at maturity $232,297; (Fully Collateralized by $266,600 U.S.Treasury Note, 0.375% due 11/30/2025 Market value – $236,930) [4]	$232,281	$232,281

Total Investments (102.71%)		$5,155,557	3,550,378

Liabilities Less Cash and Other Assets (-2.71%)			(93,551)

Net Assets			$3,456,827

Retail Shares (Equivalent to $5.90 per share based on 218,433 shares outstanding)			$1,288,231

Institutional Shares (Equivalent to $5.91 per share based on 294,078 shares outstanding)			$1,737,602

R6 Shares (Equivalent to $5.91 per share based on 72,943 shares outstanding)			$430,994

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the market value of Rule 144A securities amounted to $21,202 or 0.61% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2022

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers 12 series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, “Qualified Plans”), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Select Funds	September 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Board has designated the Adviser as the Funds’ valuation designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value when market quotations are not readily available. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds adopted a valuation policy conforming to the new rules, effective September 8, 2022, and there was no material impact to the Funds.

b) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, Inc. (“Tesla”), 52% and 22%, respectively, of these Fund’s net assets as of September 30, 2022, the NAVs of these Funds will be materially impacted by the price of Tesla stock.

c) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

d) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s and Baron Focused Growth Fund’s investments in Tesla, which represent about 52% and 22%, respectively, of these Funds’ net assets as of September 30, 2022, these Funds will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

Baron Select Funds	September 30, 2022

e) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

f) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at September 30, 2022.

g) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at September 30, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

h) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

i) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

j) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

Baron Select Funds	September 30, 2022

As of September 30, 2022, Baron Partners Fund had a commitment to purchase a when-issued security through a private transaction. Unrealized appreciation (depreciation) on this commitment is separately presented as a footnote on the Fund’s Schedule of Investments.

3. RESTRICTED SECURITIES

At September 30, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$151,142,329
StubHub Holdings, Inc.	12/22/2021	24,543,535
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	8,081,894
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	332,395,859

Total Restricted Securities:		$516,163,617

(Cost $186,093,669)† (8.36% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$46,373,952
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-12/3/2021	24,225,789

Total Restricted Securities:		$70,599,741

(Cost $39,949,596)† (9.66% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	469

Total Restricted Securities:		$469

(Cost $1,644,868) (0.00% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A., Founders Shares	12/10/2020	$827,793
Fix Price Group Ltd.	3/5/2021-9/14/2021	285,242
Ozon Holdings PLC	11/24/2020-2/7/2022	374,722
Sberbank of Russia PJSC	2/11/2016-11/10/2021	17,263
Yandex N.V.	2/3/16-10/28/2021	299,662
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	60,110,010
Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	52,989,138
Think & Learn Private Limited	3/31/2021	67,877,891

Total Restricted Securities:		$182,781,721

(Cost $391,595,263)† (3.74% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	September 30, 2022

	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Codere Online Luxembourg, S.A., Founders Shares	12/10/2020	$270,069
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	19,646,846
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	9,710,674
Resident Home, Inc.	12/3/2020	1,076,161
Think & Learn Private Limited	3/31/2021	40,729,391
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	12,073,695

Total Restricted Securities:		$83,506,836

(Cost $74,265,679)† ( 8.56% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,500,748,404	$73,889,321	$—	$6,574,637,725
Private Common Stocks†	—	—	175,685,864	175,685,864
Private Convertible Preferred Stocks	—	—	8,081,894	8,081,894
Private Preferred Stocks†	—	—	332,395,859	332,395,859

Total Investments	$6,500,748,404	$73,889,321	$516,163,617	$7,090,801,342

Unrealized appreciation (depreciation) on unfunded commitments	$0	$0	$(157,520)	$(157,520)

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2022

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$594,428,231	$—	$—	$594,428,231
Private Common Stocks†	—	—	46,373,952	46,373,952
Private Preferred Stocks†	—	—	24,225,789	24,225,789
Short Term Investments	—	61,037,835	—	61,037,835

Total Investments	$594,428,231	$61,037,835	$70,599,741	$726,065,807

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$143,415,287	$259,782,420	$469	$403,198,176
Warrants†	30,990	—	—	30,990
Short Term Investments	—	42,035,649	—	42,035,649

Total Investments	$143,446,277	$301,818,069	$469	$445,264,815

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,085,900,203	$—	$—	$1,085,900,203
Short Term Investments	—	150,459,045	—	150,459,045

Total Investments	$1,085,900,203	$150,459,045	$—	$1,236,359,248

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,273,235,582	$3,163,893,373	$1,804,682	$4,438,933,637
Private Common Stocks†	—	—	60,110,010	60,110,010
Private Convertible Preferred Stocks†	—	—	120,867,029	120,867,029
Rights	27,404	—	—	27,404
Warrants	3,713	—	—	3,713
Short Term Investments	—	258,288,334	—	258,288,334

Total Investments	$1,273,266,699	$3,422,181,707	$182,781,721	$4,878,230,127

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$775,838,069	$116,470,200	$270,069	$892,578,338
Private Common Stocks†	—	—	19,646,846	19,646,846
Private Convertible Preferred Stocks†	—	—	51,516,226	51,516,226
Private Preferred Stocks	—	—	12,073,695	12,073,695
Warrants†	267,643	—	—	267,643
Short Term Investments	—	4,311,124	—	4,311,124

Total Investments	$776,105,712	$120,781,324	$83,506,836	$980,393,872

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2022

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$77,172,577	$—	$—	$77,172,577
Short Term Investments	—	6,950,242	—	6,950,242

Total Investments	$77,172,577	$6,950,242	$—	$84,122,819

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$160,125,630	$2,370,150	$—	$162,495,780
Short Term Investments	—	22,017,241	—	22,017,241

Total Investments	$160,125,630	$24,387,391	$—	$184,513,021

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$38,834,467	$1,587,608	$—	$40,422,075
Short Term Investments	—	1,401,244	—	1,401,244

Total Investments	$38,834,467	$2,988,852	$—	$41,823,319

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$613,267	$2,590,862	$—	$3,204,129
Short Term Investments	—	265,432	—	265,432

Total Investments	$613,267	$2,856,294	$—	$3,469,561

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,196,852	$121,245	$—	$3,318,097
Short Term Investments	—	232,281	—	232,281

Total Investments	$3,196,852	$353,526	$—	$3,550,378

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2022

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Private Common Stocks
Consumer Discretionary	$46,367,914	$—	$—	$(21,824,379)	$—	$—	$—	$—	$24,543,535	$(21,824,379)
Industrials	139,906,305	—	—	11,236,024	—	—	—	—	151,142,329	11,236,024
Private Convertible Preferred Stocks
Industrials	7,562,202	—	—	519,692	—	—	—	—	8,081,894	519,692
Private Preferred Stocks
Industrials	307,685,323	—	—	24,710,536	—	—	—	—	332,395,859	24,710,536

Total	$501,521,744	$—	$—	$14,641,873	—	$—	$—	$—	$516,163,617	$14,641,873

Unfunded Commitment	$—	$—	$—	$(157,520)	$—	$—	$—	$—	$(157,520)	$(157,520)

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Private Common Stocks
Industrials	$42,926,480	$—	$—	$3,447,472	$—	$—	$—	$—	$46,373,952	$3,447,472
Private Preferred Stocks
Industrials	22,424,828	—	—	1,800,961	—	—	—	—	24,225,789	1,800,961

Total	$65,351,308	$—	$—	$5,248,433	$—	$—	$—	$—	$70,599,741	$5,248,433

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Financials[1]	$—	$—	$—	$(63,719)	$—	$—	$64,188	$—	$469	$(2,580,065)

Total	$—	$—	$—	$(63,719)	$—	$—	$64,188	$—	$469	$(2,580,065)

[1]	Russian securities transferred into Level 3 on February 28, 2022 due to imposed sanctions.

Baron Select Funds	September 30, 2022

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30 2022
Common Stocks
Communication Services[1]	$—	$—	$—	$(8,754,986)	$—	$—	$9,054,648	$—	$299,662	$(48,066,655)
Consumer Discretionary[1,2]	12,456,029	—	—	(20,987,256)	—	—	15,492,001	(5,473,017)	1,487,757	(105,203,792)
Financials[1]	—	—	—	(2,340,425)	—	—	2,357,688	—	17,263	(90,857,940)
Private Common Stocks
Information Technology	49,281,368	—	—	10,828,642	—	—	—	—	60,110,010	10,828,642
Private Convertible Preferred Stocks
Consumer Discretionary	56,938,929	—	—	(12,848,772)	76,776,872	—	—	—	120,867,029	(12,848,772)
Warrants
Consumer Discretionary[2]	12,331	—	—	(7,690)	—	—	—	(4,641)	—	—

Total	$118,688,657	$—	$—	$(34,110,487)	$76,776,872	$—	$26,904,337	$(5,477,658)	$182,781,721	$(246,148,517)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2021	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2022
Common Stocks
Consumer Discretionary[2,3]	$68,813,281	$—	$—	$(51,709,746)	$—	$—	$—	$(16,833,466)	$270,069	$(353,077)
Private Common Stocks
Industrials	18,186,286	—	—	1,460,560	—	—	—	—	19,646,846	1,460,560
Private Convertible Preferred Stocks
Consumer Discretionary	37,523,432	—	—	4,282,120	—	—	—	—	41,805,552	4,282,120
Materials	16,908,507	—	—	(7,197,833)	—	—	—	—	9,710,674	(7,197,833)
Private Preferred Stocks
Industrials	12,105,965	—	—	(32,270)	—	—	—	—	12,073,695	(32,270)
Warrants
Consumer Discretionary[2]	4,023	—	—	(2,509)	—	—	—	(1,514)	—	—

Total	$153,541,494	$—	$—	$(53,199,678)	$—	$—	$—	$(16,834,980)	$83,506,836	$(1,840,500)

[1]	Russian securities transferred into Level 3 on February 28, 2022 due to imposed sanctions.

[2]	Codere Online Luxembourg, S.A. Forward, Private shares, and Private Warrants restriction on resale was lifted on May 31, 2022.

[3]	Rivian Automotive restriction on resale was lifted on May 9, 2022.

Baron Select Funds	September 30, 2022

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2022 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$24,543,535	Combination of recent transaction, current value via comparable companies, and option- pricing and scenario analysis methods	Change in the composite equity index of comparable companies	(1.08)%	(2.13)% – 1.04%
				Discount for lack of marketability	7.98%	6.75% – 11.67%
				Estimated volatility of the returns of equity[1]	58.35%	43.19% – 74.16%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2[7]	90% / 9% / 1%	1% – 90%
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$483,538,188	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% – 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[3]	36.94%	22.25% – 53.52%
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$8,081,894	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	(0.80)%	(3.19)% – 2.55%
				Discount for lack of marketability	14.92%	14.92%
				Estimated volatility of the returns of equity[4]	57.34%	26.65% – 86.28%

Baron Focused Growth Fund

Sector	Company	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$70,599,741	Combination of recent transaction, current value via comparable companies, and option- pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% – 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[1]	36.94%	22.25% – 53.52%

See Footnotes on page 32.

Baron Select Funds	September 30, 2022

Baron Emerging Markets Fund

Sector	Company	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Common Stocks: Consumer Discretionary	Codere Online Luxembourg, S.A.	$827,793	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	10.26%	10.26%
				Estimated volatility of the returns of equity[5]	84.31%	84.31%
Common Stocks: Consumer Discretionary	Fix Price Group Ltd.	$285,242	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Common Stocks: Consumer Discretionary	Ozon Holdings PLC	$374,722	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (2/28/22 – 3/4/22)	(65.05)%	(65.05)%
Common Stocks: Financials	Sberbank of Russia PJSC	$17,263	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/3/22 – 3/4/22)	(24.37)%	(24.37)%
Common Stocks: Communication Services	Yandex N.V.	$299,662	Combination of performance adjustment via market proxies and discount for lack of marketability	Discount for lack of marketability	95.00%	95.00%
				Performance adjustment via market proxy (3/1/22 – 3/4/22)	(50.65)%	(50.65)%
Private Common Stocks: Information Technology	Pine Labs PTE. Ltd.	$60,110,010	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable	1.18%	(1.87)% – 1.43%
				Discount for lack of marketability	3.74%	3.74%
				Estimated volatility of the returns of equity[2]	18.83%	16.23% – 42.23%
				Scenario Probabilities: Scenario A / Scenario B6	100% / 0%	0% – 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$52,989,138	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable	1.87%	1.43% – 3.16%
				Discount for lack of marketability	5.02%	5.02%
				Estimated volatility of the returns of equity[2]	53.81%	17.38% – 74.56%
				Scenario Probabilities: Scenario A / Scenario B6	100% / 0%	0% – 100%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$67,877,891	Combination of recent transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Change in the composite equity index of comparable	1.45%	(4.25)% – 3.85%
				Discount for lack of marketability	7.06%	7.06%
				Estimated volatility of the returns of equity[2]	23.15%	16.23% – 119.11%

See Footnotes on page 32.

Baron Select Funds	September 30, 2022

Baron Global Advantage Fund

Sector	Company	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2022	Range used on September 30, 2022
Common Stocks: Consumer Discretionary	Codere Online Luxembourg, S.A.	$270,069	Discount for lack of marketability calculated using option pricing and comparable companies	Discount for lack of marketability	10.26%	10.26%
				Estimated volatility of the returns of equity[5]	84.31%	84.31%
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$19,646,846	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	0.45%	(3.39)% – 6.07%
				Discount for lack of marketability	4.22%	4.22%
				Estimated volatility of the returns of equity[3]	36.94%	22.25% – 53.52%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$9,710,674	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods.	Change in the composite equity index of comparable	(0.96)%	(5.89)% – 2.24%
				Discount for lack of marketability	15.25%	15.25%
				Estimated volatility of the returns of equity[3]	58.58%	27.92% – 123.55%
				Scenario Probabilities: Scenario A / Scenario B6	90% / 10%	10% – 90%
Private Convertible Preferred Stocks: Consumer Discretionary	Resident Home, Inc.	$1,076,161	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable	(2.13)%	(5.82)% – 0.65%
				Discount for lack of marketability	23.69%	23.69%
				Estimated volatility of the returns of equity[1]	77.63%	46.23% – 90.63%
				Scenario Probabilities: Scenario A / Scenario B6	90% / 10%	10% – 90%
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited.	$40,729,391	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.45%	(4.25)% – 3.85%
				Discount for lack of marketability	7.06%	7.06%
				Estimated volatility of the returns of equity[2]	23.15%	16.23% – 119.11%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$12,073,695	Combination of recent transaction, current value via comparable companies, scenario analysis	Change in the composite equity index of comparable	13.36%	13.36%
				Discount for lack of marketability	38.33%	30.51% – 81.90%
				Estimated volatility of the returns of equity[2]	70% / 30%	30% – 70%
				Scenario Probabilities: Scenario A / Scenario B6	13.36%	13.36%

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.

3)

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

4)	The volatility was calculated as a simple-average of the volatilities of the individual comparable companies.

5)	The volatility was calculated using the daily returns of the publicly traded stock of the company.

6)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

7)	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	September 30, 2022

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2022, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Global Advantage Fund
Cost of investments	$2,171,931,617	$458,808,807	$496,373,884	$1,182,010,758	$5,238,415,256	$957,102,430

Gross tax unrealized appreciation	$5,297,595,014	$324,388,321	$56,942,388	$129,533,220	$740,524,211	$217,753,476
Gross tax unrealized depreciation	(378,725,289)	(57,131,321)	(108,051,457)	(75,184,730)	(1,100,709,340)	(194,462,034)

Net tax unrealized appreciation (depreciation)	$4,918,869,725	$267,257,000	$(51,109,069)	$54,348,490	$(360,185,129)	$23,291,442

Net unrealized appreciation (depreciation) on unfunded commitments	$(157,520)	$—	$—	$—	$—	$—

	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund	Baron New Asia Fund	Baron Technology Fund
Cost of investments	$89,207,311	$177,651,590	$55,349,618	$4,632,147	$5,155,557

Gross tax unrealized appreciation	$535,851	$17,878,670	$1,265,478	$40,296	$—
Gross tax unrealized depreciation	$(5,620,343)	(11,017,239)	(14,791,777)	(1,202,882)	(1,605,179)

Net tax unrealized appreciation (depreciation)	$(5,084,492)	$6,861,431	$(13,526,299)	$(1,162,586)	$(1,605,179)

Net unrealized appreciation (depreciation) on unfunded commitments	$—	$—	$—	$—	$—

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

Baron Global Advantage Fund

Name of issuer	Value at December 31, 2021	Purchase Cost/ Transfer In	Sales Proceeds/ Transfer Out	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at September 30, 2022	Value at September 30, 2022	% of Net Assets at September 30, 2022
No longer “Affiliated” Company as of September 30, 2022:
Sarissa Capital Acquisition Corp.	$15,057,242	$—	$(14,728,871)	$(119,502)	$(208,869)	$—	—	$—	0.00%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2022.

7. RUSSIA/UKRAINE RISK

Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.